Acquisition of Trend Discovery Holdings, Inc. (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Business Combinations [Abstract]
Schedule of fair values at effective date of acquisition the purchase price
Cash	$3
Receivables	10
Other assets	1
Goodwill	3,223
$3,237

Identifiable intangible assets	$1,435
Goodwill	65
$1,500

Schedule of unaudited pro forma results of operations
	Nine Months Ended
	December 31,
	2019	2018
	(Unaudited)	(Unaudited)

Revenues	$134	$1,109
Net loss	$(11,494)	(8,884)
Net loss per share	$(0.18)	$(0.16)